FIXED ASSETS, NET - General (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PP&E
FIXED ASSETS, NET	R$ 32,370,392	R$ 27,965,837	R$ 26,812,925	R$ 29,546,644
Gross value
PP&E
FIXED ASSETS, NET	67,648,667	68,933,486
Accelerated depreciation
PP&E
FIXED ASSETS, NET	(27,822,835)	(26,547,275)
Obligations associated with the Concession
PP&E
FIXED ASSETS, NET		615,795
Impairment
PP&E
FIXED ASSETS, NET	(6,920,862)	(13,804,579)
In service
PP&E
FIXED ASSETS, NET	16,486,266	13,301,749
In service | Gross value
PP&E
FIXED ASSETS, NET	51,764,541	54,269,398
In service | Accelerated depreciation
PP&E
FIXED ASSETS, NET	(27,822,835)	(26,547,275)
In service | Obligations associated with the Concession
PP&E
FIXED ASSETS, NET		615,795
In service | Impairment
PP&E
FIXED ASSETS, NET	(6,920,862)	(13,804,579)
In progress
PP&E
FIXED ASSETS, NET	15,884,126	14,664,088
In progress | Gross value
PP&E
FIXED ASSETS, NET	15,884,126	14,664,088
Generation
PP&E
FIXED ASSETS, NET	30,901,898	25,218,110	23,856,780
Generation | Accelerated depreciation
PP&E
FIXED ASSETS, NET	(26,286,163)	(24,329,630)
Generation | In service
PP&E
FIXED ASSETS, NET	15,584,465	11,390,565
Generation | In service | Gross value
PP&E
FIXED ASSETS, NET	49,317,739	50,132,157
Generation | In service | Accelerated depreciation
PP&E
FIXED ASSETS, NET	(26,286,163)	(24,329,632)
Generation | In service | Obligations associated with the Concession
PP&E
FIXED ASSETS, NET	(526,249)	607,381
Generation | In service | Impairment
PP&E
FIXED ASSETS, NET	(6,920,862)	(13,804,579)
Generation | In progress
PP&E
FIXED ASSETS, NET	15,317,432	13,827,544
Generation | In progress | Gross value
PP&E
FIXED ASSETS, NET	15,317,432	13,827,544
Administration
PP&E
FIXED ASSETS, NET	1,468,494	1,697,310	1,848,030	1,774,080
Administration | Obligations associated with the Concession
PP&E
FIXED ASSETS, NET			(9,292)	(25,518)
Administration | In service | Gross value
PP&E
FIXED ASSETS, NET			2,491,860	2,444,827
Administration | In service | Accelerated depreciation
PP&E
FIXED ASSETS, NET			(1,514,448)	(1,445,137)
Administration | In progress
PP&E
FIXED ASSETS, NET	566,693		879,911	799,908
Administration | In progress | Gross value
PP&E
FIXED ASSETS, NET	R$ 566,693
Distribution
PP&E
FIXED ASSETS, NET		1,050,417	1,108,115	1,165,812
Distribution | Gross value
PP&E
FIXED ASSETS, NET			1,730,922	1,730,922
Distribution | Accelerated depreciation
PP&E
FIXED ASSETS, NET		(680,505)	R$ (622,807)	R$ (565,110)
Distribution | In service
PP&E
FIXED ASSETS, NET		1,050,416
Distribution | In service | Gross value
PP&E
FIXED ASSETS, NET		1,730,922
Distribution | In service | Accelerated depreciation
PP&E
FIXED ASSETS, NET		R$ (680,506)